Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Severance	$ (15)	$ (16)	$ (24)	$ (47)
Acquisition and other	(9)	(20)	0	(73)
Total severance, acquisition and other costs	$ (24)	$ (36)	$ (24)	$ (120)